Note 5 - Revenues - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 578	$ 585
Unbilled	2,060	1,997
Billings	(2,039)	(2,004)
Balance	599	578
Balance	3,400
Billings	2,039	2,004
Balance	3,600	3,400
Deferred Membership Dues [Member]
Billings	(7,372)	(6,864)
Balance	3,363	3,196
Billings	7,372	6,864
Revenue recognized	(7,092)	(6,697)
Balance	3,643	3,363
Customer Advance Deposits [Member]
Billings	(3,038)	(1,953)
Balance	795	674
Billings	3,038	1,953
Revenue recognized	(2,868)	(1,832)
Balance	$ 965	$ 795